Financial Risk Management Objectives and Policies - Foreign Currency Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 2,352	$ 2,939	$ 908	$ 997
Loans and borrowings	(2,511)	(2,013)	$ (2,338)
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables and prepayments	120	161
Cash and cash equivalents	48	45
Loans and borrowings	(45)	(14)
Trade and other payables	(388)	(254)
Total financial liabilities	(175)	(62)
Currency risk | JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables and prepayments	0	0
Cash and cash equivalents	4	2
Loans and borrowings	0	0
Trade and other payables	(73)	(73)
Total financial liabilities	(69)	(71)
Currency risk | SGD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables and prepayments	16	13
Cash and cash equivalents	420	4
Loans and borrowings	0	(91)
Trade and other payables	(149)	(147)
Total financial liabilities	$ 287	$ (221)